Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from director			$ 122,749
Due from shareholder		10,839
Mr. Tak Wing, Ho [Member]
Related Party Transaction [Line Items]
Due from director	[1]		122,749
PTLE Limited [Member]
Related Party Transaction [Line Items]
Due from shareholder	[1]	$ 10,839

[1]	The balance as of December 31, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.